Related Party Transactions (Tables)	9 Months Ended
Jan. 31, 2025
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Salaries and other short-term benefits	1,107	238	2,638	1,811
Severance (included in salaries)	—	—	—	60
Share-based payments	62	(258)	341	862
Director compensation (included in salaries)	56	85	224	256
	1,225	65	3,203	2,989